SCHEDULE OF REMUNERATION OF DIRECTORS (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Directors' fees		$ 283	$ 158	$ 122
Bonus		75	1,201
[custom:DirectorsSalary]		350	85
Share based payment expenses		1,589	503	41
G Cerrone [member]
IfrsStatementLineItems [Line Items]
Directors' fees	[1]	164	35
Bonus	[1]		1,160
[custom:DirectorsSalary]	[1]
Share based payment expenses	[1]
G Jacob [member]
IfrsStatementLineItems [Line Items]
Directors' fees	[2]
Bonus	[2]	75	41
[custom:DirectorsSalary]	[2]	350	85
Share based payment expenses	[2]	1,579	468
W Simon [member]
IfrsStatementLineItems [Line Items]
Directors' fees		44	42	41
Bonus
[custom:DirectorsSalary]
Share based payment expenses		1	2	4
K Shailubhai [member]
IfrsStatementLineItems [Line Items]
Directors' fees	[3]	18	37	38
Bonus	[3]
[custom:DirectorsSalary]	[3]
Share based payment expenses	[3]	(15)	17	31
J Brancaccio [member]
IfrsStatementLineItems [Line Items]
Directors' fees	[4]	42	31
Bonus	[4]
[custom:DirectorsSalary]	[4]
Share based payment expenses	[4]	20	16
G Macrae [member]
IfrsStatementLineItems [Line Items]
Directors' fees	[5]		13	8
Bonus	[5]
[custom:DirectorsSalary]	[5]
Share based payment expenses	[5]
B Denoyer [member]
IfrsStatementLineItems [Line Items]
Directors' fees	[6]	15
Bonus	[6]
[custom:DirectorsSalary]	[6]
Share based payment expenses	[6]	$ 4
L Z ambeletti [member]
IfrsStatementLineItems [Line Items]
Directors' fees	[7]			36
Bonus	[7]
[custom:DirectorsSalary]	[7]
Share based payment expenses	[7]			$ 6

[1]	Gabriele Cerrone’s bonus awarded for $1,160k was awarded on the basis of the co-invention of the use of Chemerin in the COVID-19 indication when he was not a director or employee of the Company (now the subject of a patent application); work carried out in procuring, backing and completing the refinancing the Company in 2020 and actions taken to make new executive appointments and scientific advisory appointments to the Board with the result that the Company now has a clear and accelerated path to the clinic.
[2]	Gary Jacob became an employee and Director of the Company on 7 January 2021
[3]	K Shailubhai resigned as Director on 17 June 2021
[4]	John Brancaccio was appointed as Director on 10 June 2020
[5]	Gregor Macrae was appointed as Director on 18 December 2019 and resigned on 10 June 2020
[6]	Bernard Denoyer was appointed as Director on 24 November 2021
[7]	Leopoldo Zambeletti resigned as Director on 18 December 2019